CONDENSED BALANCE SHEETS	Dec. 31, 2018 USD ($)
Current assets:
Cash	$ 37,044
Prepaid expenses and other assets	32,152
Total current assets	69,196
Deferred offering costs associated with the initial public offering	411,948
Total Assets	481,144
Current liabilities:
Accounts payable	21,218
Accrued expenses	22,100
Due to related parties	115,381
Total current liabilities	158,699
Deferred legal fees	300,000
Total Liabilities	458,699
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	24,425
Retained earnings (Accumulated deficit)	(2,555)
Total stockholders' equity	22,445
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Equity	481,144
Class B common stock
Stockholders' Equity:
Common stock, value	575
Total stockholders' equity	$ 575